Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Finance lease	$ 0	$ 43,200
Lease expiration date	Aug. 14, 2020	Aug. 14, 2020